Average Annual Total Returns - Global Income Builder	Institutional 1 Year	Institutional SinceInception		Institutional Inception Date	Institutional After Taxes on Distributions 1 Year	Institutional After Taxes on Distributions SinceInception		Institutional After Taxes on Distributions Inception Date	Institutional After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional After Taxes on Distributions and Sale of Fund Shares SinceInception		Institutional After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I 1 Year		Class I SinceInception		Class I Inception Date		Class II 1 Year	Class II SinceInception		Class II Inception Date	Morgan Stanley Capital International World Index (reflects no deductions for fees or expenses) 1 Year		Morgan Stanley Capital International World Index (reflects no deductions for fees or expenses) SinceInception		Morgan Stanley Capital International World Index (reflects no deductions for fees or expenses) Inception Date		Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) SinceInception		Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) Inception Date	ICE BofAML BB-B Global High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes) 1 Year	ICE BofAML BB-B Global High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes) SinceInception		ICE BofAML BB-B Global High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes) Inception Date
Total	4.06%	5.29%	[1]	Nov. 29, 2017	3.14%	4.03%	[1]	Nov. 29, 2017	2.61%	3.60%	[1]	Nov. 29, 2017	(0.03%)	[2]	4.71%	[1],[2]	Nov. 29, 2017	[2]	4.05%	5.18%	[1]	Nov. 29, 2017	15.90%	[2]	10.91%	[1],[2]	Nov. 29, 2017	[2]	7.51%	5.29%	[1]	Nov. 29, 2017	7.99%	5.97%	[1]	Nov. 29, 2017

[1]	The Institutional Class Shares and the Class I Shares of the JOHCM Global Income Builder Fund commenced operations on November 29, 2017. Class II Shares commenced operation on June 28, 2019.
[2]	Index returns shown are net of withholding taxes.